UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2001

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  One Sound Shore Drive
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             01/23/2002
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total:  $   189,249
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
ACM Managed Income                   COM        000919100    4,792,120.00   1,099,110      N          X       1,099,110
America Movil S.A. de C.V.           SP ADR     02364W105    3,554,905.00     182,490      N          X         182,490
Senior High Income Portfol           COM        81721E107    1,050,514.00     192,050      N          X         192,050
Grupo Aeroportuario del Su           SP ADR     40051E202    3,822,126.00     248,190      N          X         248,190
Electrobras Centrais Elect           SP ADR     15234Q108    3,793,071.00     561,770      N          X         561,770
Cia Brasil Dist. Pao de Ac           ADR        20440T201    3,939,100.00     179,050      N          X         179,050
Credit Suisse High Yield B           COM        22544F103      167,633.00      31,930      N          X          31,930
Dreyfus Strategic Muni Bon           COM        26202F107      433,776.00      51,640      N          X          51,640
Cia Paranaense de Energia-           SP ADR     20441B407    5,064,192.00     645,120      N          X         645,120
Embratel Participacoes               SP ADR     29081N100    3,290,061.00     790,880      N          X         790,880
Eaton Vance Senior Income            SH BEN     27826S103    2,962,748.00     376,940      N          X         376,940
iShares MSCI Hong Kong               MSCI H     464286871      416,135.00      45,380      N          X          45,380
iShares MSCI Malaysia                MSCI M     464286830    4,887,272.00     939,860      N          X         939,860
iShares MSCI Taiwan                  MSCI T     464286731    8,049,426.00     746,700      N          X         746,700
iShares MSCI Mexico                  MSCI M     464286822    7,986,502.00     526,120      N          X         526,120
Aberdeen Asia-Pacific Prim           COM        003009107    6,557,146.00   1,707,590      N          X       1,707,590
Hyperion Total Return & In           COM        449145101    1,199,356.00     139,460      N          X         139,460
ICICI Bank Limited                   SP ADR     45104G104      362,995.00      76,420      N          X          76,420
India Fund                           COM        454089103    2,246,370.00     236,460      N          X         236,460
MSDW India Investment Fund           COM        61745C105    1,128,133.00     130,420      N          X         130,420
MSDW Insured Munipal Incom           COM        61745P791    2,416,793.00     174,750      N          X         174,750
Persero PT Indonesian Sate           SP ADR     715680104    4,689,704.00     529,910      N          X         529,910
Kookmin Bank                         SP ADR     50049M109    5,013,276.00     128,876      N          X         128,876
Korea Electric Power                 SP ADR     500631106    7,584,069.00     828,860      N          X         828,860
Scudder Intermediate Govt            SH BEN     811163104    3,631,928.00     521,080      N          X         521,080
Korea Telecom Corporation            SP ADR     50063P103    4,714,120.00     231,880      N          X         231,880
Scudder Municipal Income T           COM        48842C104    2,699,076.00     243,160      N          X         243,160
Lukoil Holding                       SP ADR     677862104    1,887,249.00      38,520      N          X          38,520
MFS Charter Income Trust             SH BEN     552727109    6,392,245.00     770,150      N          X         770,150
MFS Municipal Income Trust           SH BEN     552738106      974,351.00     127,700      N          X         127,700
MFS Govt Markets Income Tr           SH BEN     552939100    4,414,887.00     680,260      N          X         680,260
MFS Intermediate Income Tr           SH BEN     55273C107    1,504,516.00     224,220      N          X         224,220
MFS Multimarket Income Tru           SH BEN     552737108    1,065,159.00     180,230      N          X         180,230
MuniYield Quality II                 COM        62630T104    3,871,439.00     335,480      N          X         335,480
MuniYield Quality                    COM        626302103      359,248.00      26,280      N          X          26,280
Magyar Tavkozlesi                    SP ADR     559776109    1,572,764.00      92,570      N          X          92,570
Nuveen Premier Municipal I           COM        670988104      733,107.00      51,410      N          X          51,410
Nuveen Premium Income Muni           COM        67063W102    2,614,311.00     186,870      N          X         186,870
Nuveen Ins Quality Muni              COM        67062N103    1,243,665.00      85,770      N          X          85,770
Nuveen Select Quality Muni           COM        670973106    1,852,584.00     131,110      N          X         131,110
Petroleo Brasileiro                  SP ADR     71654V408    3,423,935.00     146,950      N          X         146,950
Perez Companc                        SP ADR     71367B103    2,318,519.00     185,630      N          X         185,630
Putnam Master Intermediate           SH BEN     746909100    2,567,358.00     427,893      N          X         427,893
Pohang Iron & Steel Compan           SP ADR     730450103    4,753,180.00     206,660      N          X         206,660
Putnam Managed Municipal I           COM        746823103    3,509,528.00     441,450      N          X         441,450
Pilgrim Prime Rate Trust             SH BEN     72146W103    6,544,849.00     985,670      N          X         985,670
Putnam Premier Income Trus           SH BEN     746853100    1,841,464.00     306,400      N          X         306,400
PetroChina Company                   SP ADR     71646E100    1,743,528.00      97,951      N          X          97,951
ROC Taiwan Fund                      SH BEN     749651105    3,557,570.00     748,962      N          X         748,962
China Petroleum and Chemic           SP ADR     16941R108      374,188.00      27,800      N          X          27,800
Turkcell Iletisim Hizmetle           SP ADR     900111204    3,824,279.00     186,278      N          X         186,278
Telekomunikasi Indonesia             SP ADR     715684106    4,706,804.00     811,518      N          X         811,518
Taiwan Semiconductor                 SP ADR     874039100    3,103,649.00     180,760      N          X         180,760
Uniao de Bancos Brasileiro           GDR RE     90458E107    3,847,865.00     172,550      N          X         172,550
Van Kampen Municipal Trust           SH BEN     920919107    2,274,556.00     169,490      N          X         169,490
Van Kampen Merritt Muni In           COM        920909108    2,556,466.00     301,470      N          X         301,470
Videsh Sanchar Nigam                 SP ADR     92659G600    6,766,742.00     704,869      N          X         704,869
Van Kampen Senior Income T           COM        920961109    6,596,089.00     931,651      N          X         931,651